Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Accounting Policies [Abstract]
Aggregate of shares (in Shares)	15,300,000		15,300,000
Conversion of common stock shares (in Shares)	862,500		862,500
Federal depository insurance coverage	$ 250,000		$ 250,000
Accounts payable and accrued expenses	30,000
Deferred tax assets	248,090		$ 203,252
Income tax expense	$ 0	$ 4,342